Consolidated Statements Of Comprehensive Income (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income available to common stockholders	$ 5,813,601	$ 3,413,120	$ 5,379,971	$ 1,502,664	$ 1,550,157
Gross unrealized gain (loss)	782,034	1,625,371	3,531,262	(158,407)	(39,189)
Income tax (benefit)			1,392,906	(62,483)	(15,458)
Net unrealized gain (loss) on securities available for sale	782,034	1,625,371	2,138,356	(95,924)	(23,731)
Net gain (loss) on pension plan assets			(22,340)
Comprehensive net income available to common stockholders	$ 6,595,635	$ 5,038,491	$ 7,495,987	$ 1,406,740	$ 1,526,426
Comprehensive earnings per share	$ 0.97	$ 0.74	$ 1.20	$ 0.36	$ 0.40
Diluted earnings per share	$ 0.96	$ 0.73	$ 1.20	$ 0.36	$ 0.39